Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Western Coal Corp	Dec. 31, 2011 Machinery and equipment Y	Dec. 31, 2011 Land improvements and building Y	Dec. 31, 2011 Capitalized computer systems and software implementation costs Y
Property, plant and equipment
Estimated useful lives, low end of range (in years)					3	15	3
Estimated useful lives, high end of range (in years)					10	30	5
Capitalized interest costs	$ 5,400,000	$ 1,400,000	$ 1,200,000
Present values of the asset retirement obligations	75,100,000	25,300,000
Asset retirement obligations assumed in connection with the acquisition				$ 30,500,000